Redeemable convertible preferred stock (Details) - USD ($) $ in Thousands	Jul. 18, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized		0	1,373,810,170	1,373,810,170
Redeemable convertible preferred stock, issued		0	1,373,730,625	1,373,730,625
Redeemable convertible preferred stock, outstanding		0	1,373,730,625	1,373,730,625
Redeemable convertible preferred stock, liquidation preference			$ 232,963
Redeemable convertible preferred stock, carrying value			$ 214,620	$ 214,620
Series A
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			23,301
Redeemable convertible preferred stock, issued			23,301
Redeemable convertible preferred stock, outstanding			23,301
Redeemable convertible preferred stock, liquidation preference			$ 233
Redeemable convertible preferred stock, carrying value			$ 232
Series B
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			3,217
Redeemable convertible preferred stock, issued			3,217
Redeemable convertible preferred stock, outstanding			3,217
Redeemable convertible preferred stock, liquidation preference			$ 37
Redeemable convertible preferred stock, carrying value			$ 37
Series B-1
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			8,827,439
Redeemable convertible preferred stock, issued			8,827,439
Redeemable convertible preferred stock, outstanding			8,827,439
Redeemable convertible preferred stock, liquidation preference			$ 7,768
Redeemable convertible preferred stock, carrying value			$ 7,258
Series C
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			22,732,250
Redeemable convertible preferred stock, issued			22,732,250
Redeemable convertible preferred stock, outstanding			22,732,250
Redeemable convertible preferred stock, liquidation preference			$ 20,004
Redeemable convertible preferred stock, carrying value			$ 17,909
Series D
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			24,509,954
Redeemable convertible preferred stock, issued			24,430,409
Redeemable convertible preferred stock, outstanding			24,430,409
Redeemable convertible preferred stock, liquidation preference			$ 21,499
Redeemable convertible preferred stock, carrying value			$ 19,833
Series A'
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			720,199
Redeemable convertible preferred stock, issued			720,199
Redeemable convertible preferred stock, outstanding			720,199
Series B'
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			1,953,304
Redeemable convertible preferred stock, issued			1,953,304
Redeemable convertible preferred stock, outstanding			1,953,304
Series B-1'
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			14,001,243
Redeemable convertible preferred stock, issued			14,001,243
Redeemable convertible preferred stock, outstanding			14,001,243
Redeemable convertible preferred stock, carrying value			$ 2,780
Series C'
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			1,037
Redeemable convertible preferred stock, issued			1,037
Redeemable convertible preferred stock, outstanding			1,037
Series D'
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			3,475,426
Redeemable convertible preferred stock, issued			3,475,426
Redeemable convertible preferred stock, outstanding			3,475,426
Redeemable convertible preferred stock, carrying value			$ 739
Series D-1
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			51,331,148
Redeemable convertible preferred stock, issued			51,331,148
Redeemable convertible preferred stock, outstanding			51,331,148
Redeemable convertible preferred stock, liquidation preference			$ 45,171
Redeemable convertible preferred stock, carrying value			$ 26,894
Series E
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			631,638,725
Redeemable convertible preferred stock, issued			631,638,725
Redeemable convertible preferred stock, outstanding			631,638,725
Redeemable convertible preferred stock, liquidation preference			$ 58,231
Redeemable convertible preferred stock, carrying value			$ 58,496
Series F
Redeemable convertible preferred stock
Redeemable convertible preferred stock, shares authorized			614,592,927
Redeemable convertible preferred stock, issued			614,592,927
Redeemable convertible preferred stock, outstanding			614,592,927
Redeemable convertible preferred stock, liquidation preference			$ 80,020
Redeemable convertible preferred stock, carrying value			$ 80,442
Series A Common Stock
Redeemable convertible preferred stock
Shares issued upon conversion (in number of shares)	15,117,912
Series B Common Stock
Redeemable convertible preferred stock
Shares issued upon conversion (in number of shares)	1,520,490